FINANCIAL INSTRUMENTS (Concentration Risks) (Details) - Customer Concentration Risk - vessel	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Maersk | Revenue Benchmark
Concentration Risk [Line Items]
Number of vessels and rigs chartered	16	15
Concentration risk, percentage	31.00%	32.00%
Evergreen Marine | Revenue Benchmark
Concentration Risk [Line Items]
Number of vessels and rigs chartered	6	6
Concentration risk, percentage	15.00%	15.00%
Trafigura | Revenue Benchmark
Concentration Risk [Line Items]
Number of vessels and rigs chartered	7	3
Concentration risk, percentage	9.00%	0.00%
Golden Ocean | Revenue Benchmark
Concentration Risk [Line Items]
Number of vessels and rigs chartered	8	8
Concentration risk, percentage	8.00%	12.00%
MSC | Revenue Benchmark
Concentration Risk [Line Items]
Number of vessels and rigs chartered	9	10
Concentration risk, percentage	1.00%	2.00%
Conocophillips | Revenue Benchmark
Concentration Risk [Line Items]
Number of vessels and rigs chartered	1	0
Concentration risk, percentage	3.00%	0.00%
River Box | Net Income
Concentration Risk [Line Items]
Concentration risk, percentage	4.00%	5.00%